Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and liabilities that are measured at fair value as of December 31, 2017 and 2016 (in thousands). Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2017
Assets:
Cash equivalents	$594,946	$594,946	$—	$—
Short-term investments	50,000	50,000	—	—
Foreign exchange contracts	479	—	479	—

Total assets	$645,425	$644,946	$479	$—

Liabilities:
Commodity contracts	$(8,531)	$—	$(8,531)	$—

As of December 31, 2016
Assets:
Cash equivalents	$1,609,523	$1,609,523	$—	$—
Short-term investments	150,000	150,000	—	—
Commodity and foreign exchange contracts	2,029	—	2,029	—

Total assets	$1,761,552	$1,759,523	$2,029	$—

Liabilities:
Commodity contracts	$(605)	$—	$(605)	$—